UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Van Eck Associates Corporation
Address:  99 Park Avenue, 8th Floor
          New York, NY 10016

Form 13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex Bogaenko
Title: Controller
Phone: (212) 293-2052

Signature, Place, and Date of Signing:

/s/ Alex Bogaenko                New York, NY                 November 12, 2001
    [Signature]                  [City, State]                     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     147

Form 13F Information Table Value Total:     $200,735
                                            (thousands)


List of Other Included Managers:

None

SEC FORM 13F              REPORTING MANAGER: VAN ECK ASSOCIATES CORP
3/30/01                                                                                                             SEC USE ONLY
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ITEM 1:                          ITEM 2:         ITEM 3:    ITEM 4:       ITEM 5:   ITEM 6:           ITEM 7:            ITEM 8:
                                                                                                              VOTING
                                                                                  INVESTMENT                  AUTHORITY
                                                                                  DISCRETION                            (SHARES)
                                                                                  ---------------------       ----------------------
                                                                                           (b)
                                                                                         SHARED-         MANA-
                                                              FAIR       SHARES OR   (a)   As      (c)   GERS           (b)    (c)
                                                             MARKET      PRINCIPAL  SOLE defined  SHARED  SEE  (a)SOLE SHARED- NONE
NAME OF ISSUER               TITLE OF CLASS      CUSIP #      VALUE        AMOUNT        in Instr. OTHER INSTR
                                                             $(000)                         V             V
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATION              COMMON      000886101           70       20,000   X                          20,000
AK STEEL HOLDING CORPORATION       COMMON      001547108        2,036      240,923   X                         240,923
AMB PROPERTY CORPORATION           COMMON      00163T109        1,740       71,000   X                          71,000
ASA  LTD                           COMMON      002050102        3,613      195,000   X                         195,000
AGILENT TECHNOLOGIES INC.          COMMON      00846U101           55        2,800   X                           2,800
AGNICO EAGLE MINES LTD             COMMON      008474108        6,654      642,300   X                         642,300
ALCOA INC.                         COMMON      013817101        2,305       74,320   X                          74,320
AMERICAN EXPRESS CO                COMMON      025816109          145        5,000   X                           5,000
AMERICAN INTERNATIONAL
  GROUP INC.                       COMMON      026874107          343        4,400   X                           4,400
American Land Lease Inc.           COMMON      027118108           66        5,000   X                           5,000
ANADARKO PETROLEUM CORP.           COMMON      032511107          240        5,000   X                           5,000
ANGLOGOLD LIMITED              SPONSORED ADR   035128206        6,693      419,359   X                         419,359
Annaly Mortgage Mgmt Inc.          COMMON      035710409           25        1,750   X                           1,750
APACHE CORP.                       COMMON      037411105          899       20,900   X                          20,900
Arch Coal Inc.                     COMMON      039380100          749       48,000   X                          48,000
AVALONBAY COMMUNITIES INC.         COMMON      053484101          430        9,000   X                           9,000
BARRICK GOLD CORP.                 COMMON      067901108        9,287      535,296   X                         535,296
BOISE CASCADE CORP.                COMMON      097383103        1,283       43,500   X                          43,500
BOSTON PROPERTY INC.               COMMON      101121101        1,296       34,000   X                          34,000
BROADWING INC.                     COMMON      111620100          161       10,000   X                          10,000
CABOT INDUSTRIAL TRUST             COMMON      127072106          287       14,000   X                          14,000
CAMDEN PROPERTY TRUST            SH BEN INT    133131102          186        5,000   X                           5,000
CELESTICA INC.                  SUB VTG SHS    15101Q108           27        1,000   X                           1,000
CENDANT CORPORATION                COMMON      151313103          205       16,000   X                          16,000
CENTRAL FUND CANADA LTD             CL A       153501101        2,376      660,000   X                         660,000
CHEVRON CORP.                      COMMON      166751107        2,254       26,600   X                          26,600
CISCO SYSTEMS INC.                 COMMON      17275R102           73        6,000   X                           6,000
CLEAR CHANNEL COMMUNICATIONS       COMMON      184502102          239        6,000   X                           6,000
Compania De Minas
  Buenaventura            SPONSORED ADR SER B  204448104        3,709      171,300   X                         171,300
COMVERSE TECHNOLOGY INC.       COM PAR $0.10   205862402          119        5,800   X                           5,800
COOPER CAMERON CORP.               COMMON      216640102          492       15,000   X                          15,000
COSTCO WHOLESALE CORP. NEW          PUT        22160K105          356       10,000   X                          10,000
CRESCENT REAL ESTATE EQUITIES      COMMON      225756105        1,341       62,500   X                          62,500
DANA CORP.                         COMMON      235811106          998       64,000   X                          64,000
DELPHI AUTOMOTIVE SYS CORP.        COMMON      247126105          928       79,000   X                          79,000
DIAMOND OFFSHORE DRILLING INC.     COMMON      25271C102          772       30,600   X                          30,600
Dominion Res Inc Va New            COMMON      25746U109          979       16,500   X                          16,500
DUKE REALTY CORP.                COMMON NEW    264411505          178        7,500   X                           7,500
DURBAN ROODEPORT DEEP LTD      SPONSORED ADR   266597301          628      490,624   X                         490,624
EMC CORP.                          COMMON      268648102           71        6,000   X                           6,000
EOG RESOURCES INC.                 COMMON      26875P101          289       10,000   X                          10,000
EL PASO CORPORATION                COMMON      28336L109          762       18,350   X                          18,350
ELECTRONIC DATA SYSTEM NEW         COMMON      285661104          265        4,600   X                           4,600
ENRON CORPORATION                  COMMON      293561106          531       19,500   X                          19,500
EQUITY OFFICE PROPERTY TRUST       COMMON      294741103        4,260      133,117   X                         133,117
EQUITY RESIDENTIAL
  PROPERTY TRUST                 SH BEN INT    29476L107        2,727       46,700   X                          46,700
EXXON MOBIL CORP.                  COMMON      30231G102        1,461       37,072   X                          37,072
FEDERAL NATIONAL MTG ASSN          COMMON      313586109          440        5,500   X                           5,500
FEDERAL REALTY INVT TRUST        SH BEN INT    313747206           88        4,000   X                           4,000
GABLES RESIDENTIAL TRUST         SH BEN INT    362418105          153        5,000   X                           5,000
General Cable Corp Del New         COMMON      369300108          443       45,000   X                          45,000

GENERAL ELECTRIC CO                COMMON      369604103          298        8,000   X                           8,000
GENERAL GROWTH PROPERTY INC.       COMMON      370021107          209        6,000   X                           6,000
GENZYME CORP.                 COMMON GENL DIV  372917104          218        4,800   X                           4,800
GLAMIS GOLD LTD                    COMMON      376775102        5,468    1,424,000   X                       1,424,000
Glimcher Realty Trust            SH BEN INT    379302102           49        3,000   X                           3,000
GLOBAL MARINE INC.                 COMMON      379352404          960       68,550   X                          68,550
GOLD FIELDS LTD NEW            SPONSORED ADR   38059T106       12,363    2,784,390   X                       2,784,390
Golden Cycle Gold Corp.            COMMON      380894105          265       50,000   X                          50,000
GOLDCORP INC NEW                   COMMON      380956409        9,452      814,800   X                         814,800
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206          431       15,000   X                          15,000
GRUPO ELEKTRA SA DE CV         GLOBL DEP RCPT  40050A102          470      100,000   X                         100,000
H & CB                         SPON ADR 1/2SH  404008203           28        2,700   X                           2,700
HRPT Property Trust          COMMON SH BEN INT 40426W101          102       12,500   X                          12,500
Harmony Gold Mining LTD    WT EXP 6/29/03 ADDED  3216110          152       80,000   X                          80,000
HARMONY GOLD MINING LTD        SPONSORED ADR   413216300        6,700    1,261,703   X                       1,261,703
HECLA MINING CO.                   COMMON      422704106          126      100,000   X                         100,000
HIGHLANDS INSURANCE GROUP INC.     COMMON      431032101            7        3,000   X                           3,000
HILTON HOTELS CORP.                COMMON      432848109           54        6,900   X                           6,900
HOME DEPOT INC.                    COMMON      437076102          288        7,500   X                           7,500
HOMESTAKE MINING CO.               COMMON      437614100       26,307    2,828,740   X                       2,828,740
HOST MARRIOTT CORP NEW             COMMON      44107P104          601       85,200   X                          85,200
INTERNATIONAL BUSINESS             COMMON      459200101           92        1,000   X                           1,000
INTERNATIONAL FLAVORS & FRAGRANCE  COMMON      459506101           91        3,300   X                           3,300
INTERNATIONAL PAPER CO.            COMMON      460146103        1,810       52,000   X                          52,000
LTC Properties Inc.                COMMON      502175102          103       20,000   X                          20,000
LA QUINTA PROPERTY INC.          PAIRED CTF    50419Q409          132       30,000   X                          30,000
LIBERTY PROPERTY TRUST           SH BEN INT    531172104          287       10,000   X                          10,000
LILLY (ELI) & CO.                  COMMON      532457108          242        3,000   X                           3,000
MACERICH COMPANY                   COMMON      554382101          177        8,000   X                           8,000
MACK CALI REALTY CORP.             COMMON      554489104          217        7,000   X                           7,000
MAGYAR TAVKOZLESI TRUST        SPONSORED ADR   559776109           14        1,000   X                           1,000
MARSH & MCLENNAN COS INC.          COMMON      571748102          377        3,900   X                           3,900
Massey Energy Corp.                COMMON      576206106          369       25,200   X                          25,200
MEDTRONIC INC.                     COMMON      585055106          348        8,000   X                           8,000
MERCK & CO. INC.                   COMMON      589331107          533        8,000   X                           8,000
MERCURY INTERACTIVE CORP.          COMMON      589405109           95        5,000   X                           5,000
Mission West Propertyies Inc.      COMMON      605203108           36        3,000   X                           3,000
Murphy OIl Corp.                   COMMON      626717102        1,447       20,000   X                          20,000
NABORS INDUSTRIES INC.             COMMON      629568106        1,822       86,900   X                          86,900
NEWFIELD EXPLORATION COMPANY       COMMON      651290108        1,197       41,000   X                          41,000
NEWHALL LAND & FARMING CO.     DEPOSITORY REC  651426108           65        2,300   X                           2,300
NEWMONT MINING CORP.               COMMON      651639106       10,070      426,698   X                         426,698
NOBLE DRILLING CORP.               COMMON      655042109        1,658       69,100   X                          69,100
OCCIDENTAL PETROLEUM CORP.         COMMON      674599105        1,249       51,300   X                          51,300
OCEAN ENERGY INC.                  COMMON      67481E106        2,265      138,950   X                         138,950
VIMPEL COMMUNICAT              SPONSORED ADR   68370R109            8          500   X                             500
ORACLE SYSTEMS CORP.               COMMON      68389X105          126       10,000   X                          10,000
Petrobras Brasileiro SA        SPONSORED ADR   71654V101          576       30,000   X                          30,000
PFIZER INC.                        COMMON      717081103          401       10,000   X                          10,000
PHILLIPS PETROLEUM CO.             COMMON      718507106        1,079       20,000   X                          20,000
PLACER DOME INC.                   COMMON      725906101       19,849    1,551,925   X                       1,551,925
PLUM CREEK TIMBER CO. INC.         COMMON      729251108          294       11,000   X                          11,000
POTASH CORP SASK INC.              COMMON      73755L107          278        5,000   X                           5,000
PRENTISS PROPERTIES TRUST        SH BEN INT    740706106        1,150       41,825   X                          41,825
PUBLIC STORAGE INC.                COMMON      74460D109          301        9,000   X                           9,000
Redwood Trust Inc.                 COMMON      758075402          145        6,000   X                           6,000
ROYAL DUTCH PETROLEUM CO.     NY REG GLD 1.25  780257804           75        1,500   X                           1,500
ROYAL GOLD INC.                    COMMON      780287108          405       70,000   X                          70,000
SL GREEN REALTY CORP.              COMMON      78440X101          236        7,500   X                           7,500
ST PAUL COS INC.                   COMMON      792860108          326        7,900   X                           7,900

SCHERING-PLOUGH CORP.              COMMON       806605101          148        4,000   X                           4,000
SCHLUMBERGER LTD                   COMMON       806857108        1,723       37,700   X                          37,700
SEALED AIR CORP.                   COMMON       81211K100          584       16,000   X                          16,000
SECURITY CAPITAL GROUP INC.         CL B        81413P204          337       18,000   X                          18,000
Shurgard Storage Centers Inc       COMMON       82567D104          151        5,000   X                           5,000
Siliconware Precision
  Industries Inc.          SPONSORED ADR SP L   827084864        1,304      540,521   X                         540,521
SIMON PROPERTY GROUP INC.          COMMON       828806109          402       14,930   X                          14,930
Charle E Smith Residential
  Realty                           COMMON       832197107           52        1,000   X                           1,000
SOVRAN SELF STORAGE INC.           COMMON       84610H108           83        3,000   X                           3,000
STARWOOD HOTELS & RESORTS        PAIRED CTF     85590A203          132        6,000   X                           6,000
STILLWATER MINING CO.              COMMON       86074Q102        1,059       52,650   X                          52,650
STORAGE USA INC.                   COMMON       861907103          139        3,500   X                           3,500
SUNCOR ENERGY INC.                 COMMON       867229106        1,472       52,800   X                          52,800
SYSCO CORP.                        COMMON       871829107           89        3,500   X                           3,500
TVX GOLD INC.                      COMMON       87308K200        1,342    2,733,000   X                       2,733,000
TAUBMAN CENTERS INC.               COMMON       876664103          163       13,000   X                          13,000
TELENORTELESTE               SPONSORED ADR PFD  879246106          458       50,600   X                          50,600
TELEFONOS DE MEXICO          SPONSORED ADR ORD  879403780        2,260       70,000   X                          70,000
TEVA PHARMACEUTICAL
  INDUSTRIES LTD                    ADR         881624209          605       10,000   X                          10,000
TOTAL FINA ELF                 SPONSORED ADR    89151E109          500        7,400   X                           7,400
TRIZEC HAHN CORP.                 SUB VTG       896938107          360       20,000   X                          20,000
TV AZTECA S A DE C V           SPONSORED ADR    901145102          270       70,000   X                          70,000
TYCO INTERNATIONAL LTD             COMMON       902124106          355        7,800   X                           7,800
US Restaurant Property Inc.        COMMON       902971100           97        7,000   X                           7,000
USX US STEEL GROUP                 COMMON       90337T101        1,104       79,000   X                          79,000
UNITED DOMINION REALTY TR INC.     COMMON       910197102          171       12,000   X                          12,000
UNITED TECHNOLOGIES CORP.          COMMON       913017109          233        5,000   X                           5,000
VERIZONE COMMUNICATIONS            COMMON       92343V104          124        2,300   X                           2,300
VIACOM INC.                         CL B        925524308          221        6,400   X                           6,400
VORNADO REALTY TRUST             SH BEN INT     929042109          476       12,000   X                          12,000
WEYERHAEUSER CO.                   COMMON       962166104          526       10,800   X                          10,800
WILLIAMS COS INC.                  COMMON       969457100        1,092       40,000   X                          40,000
WYNDHAM INTERNATIONAL INC.          CL A        983101106           20       30,000   X                          30,000
SANTA FE INTERNATIONAL CORP.        ORD         G7805C108        1,068       50,250   X                          50,250
TRANSOCEAN SEDCO FOREX INC.         ORD         G90078109        1,284       48,644   X                          48,644
FLEXTRONICS INTL. LTD               ORD         Y2573F102          116        7,000   X                           7,000
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                                                               200,735   20,934,187
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